LIBERTY FUNDS TRUST I                       LIBERTY FUNDS TRUST IV
Liberty High Yield Securities Fund          Liberty High Yield Municipal Fund
Liberty Income Fund                         Liberty Intermediate Tax-Exempt Fund
Liberty Strategic Income Fund               Liberty Tax-Exempt Fund
Liberty Tax-Managed Aggressive Growth Fund  Liberty Tax-Exempt Insured Fund
Liberty Tax-Managed Value Fund              Liberty Municipal Money Market Fund
Liberty Tax-Managed Growth Fund             Liberty Utilities Fund
Liberty Tax-Managed Growth Fund II
                                          LIBERTY FUNDS TRUST V
LIBERTY FUNDS TRUST II                    Liberty California Tax-Exempt Fund
Liberty Intermediate Government Fund      Liberty Connecticut Tax-Exempt Fund
Liberty Money Market Fund                 Liberty Florida Tax-Exempt Fund
Liberty Newport Greater China Fund        Liberty Massachusetts Tax-Exempt Fund
Liberty Newport Japan Opportunities Fund  Liberty Michigan Tax-Exempt Fund
Liberty Newport Tiger Cub Fund            Liberty Minnesota Tax-Exempt Fund
Liberty Short-Term Government Fund        Liberty New York Tax-Exempt Fund
                                          Liberty North Carolina Tax-Exempt Fund
LIBERTY FUNDS TRUST III                   Liberty Ohio Tax-Exempt Fund
Liberty Contrarian Balanced Fund
Liberty Contrarian Fund                      LIBERTY FUNDS TRUST VI
Liberty Contrarian Equity Fund               Liberty Growth & Income Fund
Liberty Contrarian Small-Cap Fund            Liberty Newport Asia Pacific Fund
Liberty Oregon Tax-Free Fund                 Liberty Small-Cap Value Fund
Liberty Contrarian Income Fund               Liberty Value Fund
Liberty Federal Securities Fund
Liberty Newport Global Equity Fund           LIBERTY FUNDS TRUST VII
Liberty Newport Global Utilities Fund        Liberty Newport Europe Fund
Liberty Newport International Equity Fund    Liberty Newport Tiger Fund
Liberty Select Value Fund
The Liberty Fund                           LIBERTY FLOATING RATE ADVANTAGE FUND
Liberty Special Fund
Liberty Strategic Balanced Fund


The Funds listed above are referred to collectively as the "Funds" and the Trusts listed above are referred to collectively as the "Trusts."

               Supplement to Statements of Additional Information

Each Fund's Statement of Additional Information is amended as follows:

1. Special Meetings of Shareholders of the Funds (Meetings) were held on December 27, 2000. At the Meetings, each of Douglas A. Hacker, Janet Langford Kelly, Charles R. Nelson and Thomas C. Theobald were elected as new trustees of the Trusts. Set forth below is information on each of the new trustees.

Name and Address            Age     Position with Trust  Principal Occupation During Past Five Years
----------------            ---     -------------------  -------------------------------------------

Douglas A. Hacker           43      Trustee              Executive Vice President and Chief Financial Officer of
P.O. Box 66100                                           UAL, Inc. (airline) since July, 1999; Senior Vice
Chicago, IL 60666                                        President and Chief Financial Officer of UAL, Inc. prior
                                                         thereto.

Janet Langford Kelly        41      Trustee              Executive Vice President-Corporate Development, General
One Kellogg Square                                       Counsel, and Secretary, Kellogg Company (food, beverage
Battle Creek, MI 49016                                   and tobacco manufacturer), since September, 1999; Senior
                                                         Vice         President,
                                                         Secretary  and  General
                                                         Counsel,    Sara    Lee
                                                         Corporation   (branded,
                                                         packaged,
                                                         consumer-products
                                                         manufacturer)     prior
                                                         thereto.

Charles R. Nelson           57      Trustee              Van Voorhis Professor, Department of Economics,
Department of Economics                                  University of Washington; consultant on economic and
University of Washington                                 statistical matters.
Seattle, WA 98195

Thomas C. Theobald          62      Trustee              Managing Director, William Blair Capital Partners
Suite 1300                                               (private equity investing) since 1994; (formerly Chief
222 West Adams Street                                    Executive Officer and Chairman of the Board of Directors,
Chicago, IL 60606                                        Continental Bank Corporation); Director of Xerox
                                                         Corporation   (business
                                                         products and services),
                                                         Anixter   International
                                                         (network        support
                                                         equipment distributor),
                                                         Jones   Lang    LaSalle
                                                         (real estate management
                                                         services)    and   MONY
                                                         Group (life insurance).

The Board of Trustees consists of the four new trustees as well as the current trustees, Ms. Verville and Messrs. Lowry, Macera, Mayer, Neuhauser, Palombo and Stitzel. Ms. Collins and Messrs. Bleasdale, Grinnell and Moody did not stand for reelection and retired on December 27, 2000. The Funds do not currently provide pension or retirement plan benefits to the Trustees.

The following table sets forth the compensation paid to Ms. Kelly and Messrs. Hacker, Nelson and Theobald in their capacities as Trustees of the Stein Roe Funds Complex1:

                            Total Compensation From the Fund Complex Paid to the
Trustee                   Trustees for the Calendar Year Ended December 31, 1999
-------                   ------------------------------------------------------

Douglas A. Hacker                                $ 93,950
Janet Langford Kelly                              103,450
Charles R. Nelson                                 108,050
Thomas C. Theobald                                103,450

2. The following persons were elected as officers of each Trust by the Trustees:

Name and Age                  Position with Trust   Principal Occupation During Past Five Years
------------                  -------------------   -------------------------------------------

J. Kevin Connaughton (36)     Treasurer             Treasurer and Chief Financial Officer of the Funds and
                                                    of the Liberty All-Star Funds since December, 2000
                                                    (formerly Controller of the Funds from February, 1998
                                                    to October, 2000); Vice President of Colonial
                                                    Management Associates, Inc. (CMA) since February, 1998
                                                    (formerly Senior Tax Manager, Coopers & Lybrand, LLP
                                                    from April, 1996 to January, 1998; Vice President, 440
                                                    Financial Group/First Data Investor Services Group
                                                    from March, 1994 to April, 1996).

Michael G. Clarke (31)        Controller            Controller of the Funds and of the Liberty All-Star
                                                    Funds since December, 2000, Assistant Vice President
                                                    of CMA since August, 1999; Assistant Vice President of
                                                    LFG since April, 2000 (formerly Audit Manager from
                                                    May, 1997 to August, 1999, Audit Senior Accountant
                                                    from September, 1995 to May, 1997 and Audit Staff
                                                    Accountant from September, 1993 to September, 1995 of
                                                    Deloitte & Touche LLP).

Kevin M. Carome (44)          Executive Vice        Executive Vice President of Funds and of the Liberty
                                President           All-Star Funds since October, 2000; Executive Vice
                                                    President of the  Stein Roe Funds Complex since May,
                                                    1999 (formerly Vice President from April, 1998
                                                    to May, 1999, Assistant Secretary from April, 1998
                                                    to February, 2000 and Secretary from February,
                                                    2000 to May, 2000); Chief Legal Officer of Liberty
                                                    Financial  Companies,  Inc. (LFC) since August, 2000;
                                                    Senior Vice President, Legal since January,  1999 of LFG;
                                                    Associate   General  Counsel and  Vice  President of LFC
                                                    through January, 1999; Executive Vice President and
                                                    Assistant Secretary of Stein Roe &  Farnham, Inc. since
                                                    January, 2001 (formerly General Counsel and
                                                    Secretary of Stein Roe & Farnham, Inc. from January,
                                                    1998 to December, 1999).

William J. Ballou (35)        Secretary             Secretary of the Funds and of the Liberty All-Star
                                                    Funds since October, 2000 (formerly Assistant
                                                    Secretary from October, 1997 to October, 2000);
                                                    Assistant Secretary of the Stein Roe Funds Complex
                                                    since May, 2000; Vice President, Assistant Secretary
                                                    and Counsel of CMA since October, 1997; Vice President
                                                    and Counsel since April, 2000, and Assistant Secretary
                                                    since December, 1998 of Liberty Funds Group LLC (LFG)
                                                    (formerly Associate Counsel, Massachusetts Financial
                                                    Services Company from May, 1995 to September, 1997).
















G-35/521E-0101                                                  January 16, 2001

------------------------------
1 As of November 30, 2000, the Stein Roe Funds Complex consisted of the Liberty Floating Rate Fund, the Stein Roe Floating Rate Limited Liability Company, Liberty-Stein Roe Institutional Floating Rate Income Fund, and the following open-end mutual funds: four series of Liberty-Stein Roe Funds Income Trust, four series of Liberty-Stein Roe Funds Municipal Trust, 12 series of Liberty-Stein Roe Funds Investment Trust, four series of Liberty-Stein Roe Advisor Trust, one series of Stein Roe Trust, 12 portfolios of SR&F Base Trust, and five series of SteinRoe Variable Investment Trust.